Commitments for Expenditure	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Commitments for Expenditure	NOTE 26. COMMITMENTS FOR EXPENDITURE There were no material commitments for expenditure in existence at June 30, 2024 and June 30, 2023.